Victory RS Small Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 2000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(4.92%)	(6.67%)		5.40%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.92%)	(7.59%)		3.78%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(2.91%)	(4.88%)		4.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.86%)	(6.27%)		5.38% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	(5.23%)	5.34%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	1.16%	(5.30%)		6.31%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	The inception date of Class R6 is July 12, 2017.